Other information about investments - Additional (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investments
Non-controlling interest	€ 471	€ 82
EniPower Group
Disclosure of detailed information about investments
Proportion of ownership interest in subsidiary (as a percent)	51.00%
Proportion of ownership interest in subsidiary held by non-controlling interests (as a percent)	49.00%
EniPower SpA
Disclosure of detailed information about investments
Proportion of ownership interest in subsidiary held by non-controlling interests (as a percent)	49.00%
Gains on disposals of subsidiary	€ 542